CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (141,012)	$ (178,902)	$ (604,080)
Components of other comprehensive loss, net of taxes
Currency translation adjustment	(3,818)	(654)	(3,454)
Net gain (loss) in derivatives (Note 12)	782	(1,094)	397
Net gain (loss) on long-term pension liability adjustment	263	(1,862)	1,628
Total other comprehensive loss	(2,773)	(3,610)	(1,429)
Total comprehensive loss	(143,785)	(182,512)	(605,509)
Comprehensive (income) loss attributable to noncontrolling interests	(1,619)	(4,157)	266
Comprehensive loss attributable to stockholders	$ (145,404)	$ (186,669)	$ (605,243)